Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥)	Mar. 31, 2024	Mar. 31, 2023
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 128,424,796,000,000	¥ 120,356,472,000,000
Loans Held for Sale	953,584,000,000	967,082,000,000
Past Due 90 Days and Accruing	20,148,000,000	18,152,000,000
Unearned income, unamortized premiums—net and deferred loan fees—net	(488,301,000,000)	(401,012,000,000)
Total	127,936,495,000,000	119,955,460,000,000
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	324,827,000,000	265,966,000,000
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	309,621,000,000	240,633,000,000
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	634,448,000,000	506,599,000,000
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	126,836,764,000,000	118,882,791,000,000
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,497,378,000,000	12,874,855,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	3,837,000,000	3,342,000,000
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	33,943,000,000	32,514,000,000
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	11,980,000,000	11,496,000,000
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	45,923,000,000	44,010,000,000
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,451,455,000,000	12,830,845,000,000
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	484,850,000,000	472,842,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,790,000,000	14,992,000,000
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	28,388,000,000	26,587,000,000
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,178,000,000	41,579,000,000
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	440,672,000,000	431,263,000,000
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,832,896,000,000	7,782,635,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	244,414,000,000	188,802,000,000
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	204,894,000,000	136,627,000,000
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	449,308,000,000	325,429,000,000
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,383,588,000,000	7,457,206,000,000
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,758,167,000,000	1,410,410,000,000
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	23,125,000,000	14,241,000,000
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	28,553,000,000	20,235,000,000
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	51,678,000,000	34,476,000,000
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,706,489,000,000	1,375,934,000,000
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	57,498,290,000,000	55,626,058,000,000
Loans Held for Sale	112,496,000,000	87,659,000,000
Past Due 90 Days and Accruing	3,004,000,000	2,652,000,000
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	6,108,000,000	6,599,000,000
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,289,000,000	12,485,000,000
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	14,397,000,000	19,084,000,000
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	57,371,397,000,000	55,519,315,000,000
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Total	57,457,037,000,000	50,981,148,000,000
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	47,353,215,000,000	42,189,672,000,000
Loans Held for Sale	841,088,000,000	879,423,000,000
Past Due 90 Days and Accruing	13,307,000,000	12,158,000,000
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,447,000,000	8,818,000,000
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	27,517,000,000	33,203,000,000
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	28,964,000,000	42,021,000,000
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 46,483,163,000,000	¥ 41,268,228,000,000